RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 11 — RELATED PARTIES

a.	Related parties include the Controlling Shareholder and companies under his control, the Board of Directors and the Executive Officers of the Company.

b.	As to options and restricted shares granted to directors and executive officers, see note 8.

c.
On August 22, 2017, a related company (wholly owned by the Company’s controlling shareholder)  transferred an in-process research and development product candidate (hereafter - the Product) to the Company, together with a collaboration agreement with third party to research, develop and manufacture the Product, in consideration of  2 shares. This was considered a transaction between entities under common control and thus it was recorded on historical cost basis and therefore the Company recognized an amount of $6,232 as a research and development expense in 2017.

d.	In January 2018, immediately prior to the closing of the IPO, the outstanding promissory notes from the Controlling Shareholder were automatically converted into 5,444,825 Ordinary shares.